Shareholders' Equity (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based Compensation
Stock-based compensation expense	$ 32,493	$ 47,101	$ 19,358
Alibaba
Stock-based Compensation
Stock-based compensation expense		27,100
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	3,231	6,234	3,154
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	5,092	8,643	3,729
Product development
Stock-based Compensation
Stock-based compensation expense	7,217	11,418	3,776
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 16,953	$ 20,806	$ 8,699